Offerings - Offering: 1 shares in Millions	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (Vince 2013 Plan)
Amount Registered | shares	1
Proposed Maximum Offering Price per Unit	4.375
Maximum Aggregate Offering Price	$ 4,375,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 604.19
Offering Note

(a) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of the securities identified in the above table under the Vince 2013 Plan by reason of any stock dividend, stock split, recapitalization, or other similar event pursuant to the anti-dilution provisions of the Vince 2013 Plan.

(b) The Amount Registered represents 1,000,000 shares of Common Stock reserved for future issuance under the Vince 2013 Plan.

(c) The fee rate of $138.10 per $1,000,000 (0.00013810) is the rate effective for the period from October 1, 2025 through September 30, 2026. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act using the average of the high and low sale prices of the Common Stock on June 5, 2026, as reported on Nasdaq, which is within five business days prior to filing this Registration Statement on Form S-8.